Income Taxes	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

The Company and its subsidiaries file separate income tax returns.

The United States of America

FingerMotion, Inc. is incorporated in the State of Delaware in the U.S. and is subject to a U.S. federal corporate income tax of 21%. The Company generated a taxable loss for the years ended February 28, 2026 and February 28, 2025.

Hong Kong

Finger Motion Company Limited, Finger Motion (CN) Limited and Finger Motion Financial Company Limited were incorporated in Hong Kong and Hong Kong’s profits tax rate is 16.5%. These companies did not earn any income that was derived in Hong Kong for the years ended February 28, 2026 and February 28, 2025.

The People’s Republic of China (PRC)

JiuGe Management, Beijing XunLian, Shanghai TengLian JiuJiu Shanghai KeShunXiang, Zhejiang ChangXin Communication Equipment Co., Ltd and Shanghai XiaoYi Bin Tong Technology Co., Ltd were incorporated in the People’s Republic of China and subject to PRC income tax at 25%. JiuGe Technology was incorporated in the People’s Republic of China and subject to PRC income tax at 15% as high-tech enterprise.

Income tax mainly consists of foreign income tax at statutory rates and the effects of permanent and temporary differences. The Company’s effective income tax rates for years ended February 28, 2026 and February 28, 2025, are as follows:

	For the years ended
	February 28, 2026	February 28, 2025

U.S. statutory tax rate	21.0%	21.0%
PRC profit tax rate	25.0%	25.0%
Changes in valuation allowance and others	(46.0%)	(31.0%)
Effective tax rate	0%	15.0%

	February 28, 2026	February 28, 2025

Current tax	$—	$5,786,417
Deferred tax benefit	—	(6,665,538)
Total provision for (benefit from) income tax expense	$—	$(879,121)

The reconciliations of income tax expenses computed by applying the statutory income tax rates, ranging from 15% to 25%, to the Company’s income tax expenses for the presented years are as follows:

	February 28, 2026	February 28, 2025

Loss before income tax expenses	$(7,041,333)	$(5,988,461)
Income tax credit computed at various statutory income tax rate (15% to 25%)	(440,899)	(1,035,381)
Reconciling items:
Tax incentive – R&D Credit	(69,940)	(144,047)
Income not subject to tax in China	(38,590)	(11,118)
Non-deductible expenses	549,429	311,425
Total provision for (benefit from) income tax	$—	$(879,121)

Deferred tax has resulted primarily from future tax deductible or creditable temporary differences. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. At February 28, 2026 and February 28, 2025, the valuation allowances were $4,389,425 and $3,188,969, respectively.

The significant components of the Company’s deferred tax account balances are as follows:

	February 28, 2026	February 28, 2025

Deferred tax assets
Net operating losses carryforward	$4,244,187	$3,316,740
Accruals and reserves	7,121,646	6,476,962
Lease liability	20,160	19,029
Total deferred tax assets	11,385,993	9,812,461
Less: Valuation allowance	(4,389,425)	(3,188,969)
Total deferred tax assets, net of valuation allowance	6,996,568	6,623,492
Deferred tax liabilities
Right-of-use asset	(18,002)	(16,954)
Total deferred tax liabilities	(18,002)	(16,954)

Net deferred tax assets (liabilities)	$6,978,566	$6,606,538